Statements of Cash Flows (9/30/15) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flow from operating activities
Net loss	$ (864,265)	$ (1,444,868)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,103	0
Stock-based compensation	208,000
Change in operating assets and liabilities:
Increase (decrease) in accounts receivable	1,424
Increase (decrease) in prepaids	2,828	1,685
Increase in other assets	(96,750)
Increase (decrease) in related-party payable	(1,320)	1,320
Increase in accounts payable	33,590	20,361
Increase in accrued expenses	8,051	1,032,942
Net cash used in operating activities	(706,339)	(388,560)
Cash flows (used) /provided by investing activities
Cash acquired in merger		35,719
Net cash provided by investing activities		35,719
Cash flows from financing activities
Proceeds from loans	200,000	500,000
Proceeds from the sales of common stock		200,000
Proceeds from stock subscription payable		252,000
Net cash provided by financing activities	200,000	952,000
Net increase (decrease)in cash	(506,339)	599,159
Cash at beginning of the period	525,720	88,389
Cash at end of the period	$ 19,381	$ 687,548
Supplemental Disclosures:
Interest paid
Income taxes paid
Supplemental disclosure of non-cash activities
Common stock issued for software license	$ 83,249